Others (Tables)	12 Months Ended
Dec. 31, 2025
Others
Schedule of gearing ratios	As of December 31, 2024 and 2025, the Group’s gearing ratios are as follows:

	December 31, 2024	December 31, 2025
Total liabilities	$34,158	$38,875
Total equity	$147,015	$153,095
Gearing ratio	0.23	0.25

Schedule of financial instruments by category	Financial instruments by category

	December 31, 2024	December 31, 2025
Financial assets
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	$2,746	$—
Financial assets at amortized cost
Cash and cash equivalents	$127,121	$125,976
Current financial assets at amortized cost	36,000	36,300
Accounts receivable	7,902	7,567
Other receivables	352	358
Non-current financial assets at amortized cost	—	10,173
Guarantee deposits paid	146	193
	$171,521	$180,567

	December 31, 2024	December 31, 2025
Financial liabilities
Financial liabilities at fair value through profit or loss
Warrant liabilities	$1,793	$419
Financial liabilities at amortized cost
Other payables (including related parties)	$11,702	$12,903
Lease liabilities	$510	$683
Except for those listed in the table below, the carrying amounts of the Group’s financial instruments not measured at fair value (including cash and cash equivalents, current financial assets at amortized cost, accounts receivable, other receivables (including related parties), guarantee deposits paid, other payables (including related parties) and lease liabilities) are approximate to their fair values.

	December 31, 2025
		Fair value
Financial assets:	Book value	Level 1	Level 2	Level 3
Financial assets at amortized cost
US Treasury	$10,173	$10,070	$—	$—

Schedule of significant financial assets and liabilities denominated in foreign currencies	The Group’s business involves some non-functional currency operations (the Company’s and certain subsidiaries’ functional currency: USD; other certain subsidiaries’ functional currency:
JPY, RMB and EUR). The information of and sensitivity analysis for significant financial assets and liabilities denominated in foreign currencies illustrate as follows:

	December 31, 2024
					Sensitivity analysis
	Foreign currency amount (in thousands)	Exchange rate	Functional currency	Book value (USD)	Degree of variation	Effect on profit or loss
Financial assets
Monetary items
NTD:USD	$103,569	0.0305	$3,159	$3,159	1%	$32
EUR:USD	298	1.0411	310	310	1%	3
JPY:USD	201,668	0.0064	1,291	1,291	1%	13
USD:RMB	320	7.3225	2,343	320	1%	3
Financial liabilities
Monetary items
EUR:USD	197	1.0411	205	205	1%	2
USD:JPY	100	156.22	15,622	100	1%	1

	December 31, 2025
					Sensitivity analysis
	Foreign currency amount (in thousands)	Exchange rate	Functional currency	Book value (USD)	Degree of variation	Effect on profit or loss
Financial assets
Monetary items
NTD:USD	$252,844	0.0318	$8,040	$8,040	1%	$80
EUR:USD	403	1.1740	473	473	1%	5
JPY:USD	406,761	0.0064	2,603	2,603	1%	26
USD:RMB	327	6.9907	2,286	327	1%	3
Financial liabilities
Monetary items
EUR:USD	240	1.174	282	282	1%	3
USD:JPY	98	156.52	15,339	98	1%	1

Schedule of ageing analysis of accounts receivable	The aging analysis of accounts receivable is as follows:

	December 31, 2024	December 31, 2025
Not past due	$7,535	$7,124
Up to 30 days	261	75
31 to 90 days	213	149
91 to 180 days	65	286
Over 181 days	94	114
Less: Allowance for expected credit losses	(266)	(181)
	$7,902	$7,567
As of December 31, 2024 and 2025, the provision matrix is as follows:

December 31, 2024	Not past due	Up to 30 days past due	31~90 days past due	91~180 days past due	Over 181 days past due	Total
rate	0.11%~0.32%	6.48%~30.86%	8.36%~42.53%	22.69%~97.44%	100%
Total book value	$7,535	$261	$213	$65	$94	$8,168
Loss allowance	12	49	76	35	94	266

December 31, 2025	Not past due	Up to 30 days past due	31~90 days past due	91~180 days past due	Over 181 days past due	Total
rate	0%~0.20%	0.15%~15.58%	0.31%~33.48%	0.63%~100.00%	100%
Total book value	$7,124	$75	$149	$286	$114	$7,748
Loss allowance	3	6	38	20	114	181

Schedule of current financial assets	Financial assets at fair value through profit or loss

	December 31, 2024	December 31, 2025
Current items:
Financial assets mandatorily measured at fair value through profit and loss
Money market funds	$2,746	$—
A.Amounts recognized in profit or loss in relation to financial assets at fair value through profit or loss are as follows:

	Years ended December 31,
	2023	2024	2025
Financial assets mandatorily measured at fair value through profit and loss
Money market funds	$—	$—	$51
Financial assets at amortized cost

	December 31, 2024	December 31, 2025
Current items:
Time deposits with maturities over three months	$36,000	$36,300
Non-current items:
US Treasury	$—	$10,173
A.Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

	Years ended December 31,
	2023	2024	2025
Interest income from financial assets at amortized cost	$5,309	$1,898	$1,541
B.The counterparties of the Group's time deposits are financial institutions with high credit quality, so the Group expects that the probability of counterparty default is remote. As of December 31, 2025, 100% of current financial assets at amortized cost are denominated in U.S. Dollars.
C.As at December 31, 2024 and 2025, without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the financial assets at amortized cost held by the Group was $36,000 and $46,473, respectively.
D.The Group has no financial assets at amortized cost pledged to others.
E.Information relating to credit risk of financial assets at amortized cost is provided in Note 12(2).
Movements in relation to the Group applying the modified approach to provide loss allowance for accounts receivable is as follows:

	2024	2025
	Accounts receivable	Accounts receivable
At January 1	$—	$266
Provision for impairment	1,373	75
Write-offs	(1,107)	(160)
At December 31	$266	$181

Schedule of contractual undiscounted cash flows of non-derivative financial liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows.

Non-derivative financial liabilities: December 31, 2024	Less than 1 year	Between 1-5 years	Over 5 years
Financial liabilities at fair value through profit or loss	$—	$1,793	$—
Other payables (including related parties)	11,702	—	—
Lease liabilities (Note)	409	109	—

Non-derivative financial liabilities: December 31, 2025	Less than 1 year	Between 1-5 years	Over 5 years
Financial liabilities at fair value through profit or loss	$—	$419	$—
Other payables (including related parties)	12,903	—	—
Lease liabilities (Note)	456	240	—
Note. The amount included the interest of estimated future payments.

Schedule of natures of the liabilities	The related information of natures of the liabilities is as follows:

December 31, 2024	Level 1	Level 2	Level 3	Total
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
Money market funds	$2,746	$—	$—	$2,746
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Warrant liabilities	$1,793	$—	$—	$1,793

December 31, 2025	Level 1	Level 2	Level 3	Total
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Warrant liabilities	$419	$—	$—	$419